Prepaid expenses and other (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Prepaid expenses and other
Gold bullion	$ 27.8	$ 14.6
Inventory		7.1
Prepaid expenses	5.4	17.0
Debt issue costs	0.1	0.7
Prepaid expenses and other	$ 33.3	$ 39.4